Leases - Schedule of Right of Use Asset, Net (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right of Use Asset, Net [Line Items]
Right of use asset	$ 3,626,895	$ 2,980,106
Accumulated depreciation	(1,883,078)	(1,612,996)
Impairment	(15,465)	(5,857)
Total right of use asset, net	$ 1,728,352	$ 1,361,253